                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                          PROSPECTUS DATED MAY 1, 2004
                            (FLEXIBLE VALUE ANNUITY)


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                          PROSPECTUS DATED MAY 1, 2000
                                 (SECURANNUITY)


                          SUPPLEMENT DATED MAY 1, 2017
                                       TO
                       PROSPECTUS DATED NOVEMBER 6, 1996
                               (ULTIMATE ANNUITY)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.25%     1.12%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                   DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                      AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                      MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                      FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------ ------------ -------------- ---------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Small            0.70%         0.25%        0.04%        --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund             0.33%         0.25%        0.02%        --        0.60%           --          0.60%

 American Funds Growth-Income Fund      0.27%         0.25%        0.02%        --        0.54%           --          0.54%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
FUND                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse Small Cap Value Portfolio         0.75%          --          0.04%

 Invesco Small Cap Growth Portfolio            0.85%          --          0.03%

 MFS(R) Research International Portfolio       0.70%          --          0.04%

 Morgan Stanley Mid Cap Growth                 0.65%          --          0.05%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%          --          0.05%

 T. Rowe Price Large Cap Value Portfolio       0.57%          --          0.02%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio               0.33%          --          0.04%

 BlackRock Capital Appreciation Portfolio      0.70%          --          0.02%

 BlackRock Large Cap Value Portfolio           0.63%          --          0.03%

 Brighthouse/Artisan Mid Cap Value             0.82%          --          0.03%
  Portfolio

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio

 MetLife Aggregate Bond Index Portfolio        0.25%          --          0.03%

 MetLife Mid Cap Stock Index Portfolio         0.25%          --          0.05%

 MetLife MSCI EAFE(R) Index Portfolio          0.30%          --          0.08%

 MetLife Russell 2000(R) Index Portfolio       0.25%          --          0.06%

 MetLife Stock Index Portfolio                 0.25%          --          0.02%

 MFS(R) Total Return Portfolio                 0.56%          --          0.05%

 MFS(R) Value Portfolio                        0.70%          --          0.02%

 Neuberger Berman Genesis Portfolio            0.81%          --          0.04%

 T. Rowe Price Large Cap Growth                0.60%          --          0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio

 Western Asset Management Strategic            0.57%          --          0.03%
  Bond Opportunities Portfolio

DEUTSCHE VARIABLE SERIES I -- CLASS A
 Deutsche CROCI(R) International VIP           0.79%          --          0.33%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Asset Manager Portfolio                       0.50%          --          0.12%

 Contrafund(R) Portfolio                       0.55%          --          0.08%

 Government Money Market Portfolio             0.17%          --          0.08%

 Growth Portfolio                              0.55%          --          0.09%

T. ROWE PRICE GOVERNMENT MONEY
 FUND, INC.
 T. Rowe Price Government Money Fund           0.29%          --          0.19%

T. ROWE PRICE GROWTH STOCK FUND,               0.52%          --          0.16%
 INC.
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund        0.64%          --          0.20%

THE ALGER PORTFOLIOS -- CLASS I-2
 Alger Small Cap Growth Portfolio              0.81%          --          0.20%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
FUND                                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse Small Cap Value Portfolio        0.06%       0.85%         0.01%         0.84%

 Invesco Small Cap Growth Portfolio             --        0.88%         0.02%         0.86%

 MFS(R) Research International Portfolio        --        0.74%         0.06%         0.68%

 Morgan Stanley Mid Cap Growth                  --        0.70%         0.01%         0.69%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.53%         0.03%         0.50%

 T. Rowe Price Large Cap Value Portfolio        --        0.59%         0.03%         0.56%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio                --        0.37%           --          0.37%

 BlackRock Capital Appreciation Portfolio       --        0.72%         0.09%         0.63%

 BlackRock Large Cap Value Portfolio            --        0.66%         0.03%         0.63%

 Brighthouse/Artisan Mid Cap Value              --        0.85%           --          0.85%
  Portfolio

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio

 MetLife Aggregate Bond Index Portfolio         --        0.28%         0.01%         0.27%

 MetLife Mid Cap Stock Index Portfolio        0.01%       0.31%           --          0.31%

 MetLife MSCI EAFE(R) Index Portfolio         0.01%       0.39%           --          0.39%

 MetLife Russell 2000(R) Index Portfolio      0.01%       0.32%           --          0.32%

 MetLife Stock Index Portfolio                  --        0.27%         0.01%         0.26%

 MFS(R) Total Return Portfolio                  --        0.61%           --          0.61%

 MFS(R) Value Portfolio                         --        0.72%         0.14%         0.58%

 Neuberger Berman Genesis Portfolio             --        0.85%         0.01%         0.84%

 T. Rowe Price Large Cap Growth                 --        0.62%         0.02%         0.60%
  Portfolio

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio

 Western Asset Management Strategic           0.01%       0.61%         0.05%         0.56%
  Bond Opportunities Portfolio

DEUTSCHE VARIABLE SERIES I -- CLASS A
 Deutsche CROCI(R) International VIP            --        1.12%         0.28%         0.84%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Asset Manager Portfolio                      0.01%       0.63%           --          0.63%

 Contrafund(R) Portfolio                        --        0.63%           --          0.63%

 Government Money Market Portfolio              --        0.25%           --          0.25%

 Growth Portfolio                               --        0.64%           --          0.64%

T. ROWE PRICE GOVERNMENT MONEY
 FUND, INC.
 T. Rowe Price Government Money Fund            --        0.48%           --          0.48%

T. ROWE PRICE GROWTH STOCK FUND,                --        0.68%           --          0.68%
 INC.
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund         --        0.84%           --          0.84%

THE ALGER PORTFOLIOS -- CLASS I-2
 Alger Small Cap Growth Portfolio               --        1.01%           --          1.01%


The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.


DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS


THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc. (MetLife), a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliate, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive officers are located at 11225 North Community House Road, Charlotte, NC 28277.


PLANNED SEPARATION FROM METLIFE, INC.


In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.


To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.


Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/ edgar/searchedgar/companysearch.html.


No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.

THE SEPARATE ACCOUNT


On March 6, 2017, the Separate Account was renamed Brighthouse Separate Account
A. Previously, the Separate Account was known as MetLife Investors USA Separate Account A.


THE FUNDS

The following Funds are available under the Contract. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


                   FUND                                 INVESTMENT OBJECTIVE
------------------------------------------ ---------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Small               Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                Seeks growth of capital.
 American Funds Growth-Income Fund         Seeks long-term growth of capital and
                                           income.
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES
 TRUST) -- CLASS A

 Brighthouse Small Cap Value Portfolio     Seeks long-term capital appreciation.
 (formerly MetLife Small Cap Value
 Portfolio)
 Invesco Small Cap Growth Portfolio        Seeks long-term growth of capital.
 MFS(R) Research International Portfolio   Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth             Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio              Seeks maximum total return, consistent with
                                           the preservation of capital and prudent
                                           investment management.
 T. Rowe Price Large Cap Value Portfolio   Seeks long-term capital appreciation by
                                           investing in common stocks believed to be
                                           undervalued. Income is a secondary
                                           objective.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)  -- CLASS A

 BlackRock Bond Income Portfolio           Seeks a competitive total return primarily
                                           from investing in fixed-income securities.



                   FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Small               Capital Research and Management
 Capitalization Fund                       Company
 American Funds Growth Fund                Capital Research and Management
                                           Company
 American Funds Growth-Income Fund         Capital Research and Management
                                           Company
 BRIGHTHOUSE FUNDS TRUST I (FORMERLY
 MET INVESTORS SERIES
 TRUST) -- CLASS A

 Brighthouse Small Cap Value Portfolio     Brighthouse Investment Advisers, LLC
 (formerly MetLife Small Cap Value         Subadvisers: Delaware Investments Fund
 Portfolio)                                Advisers; Wells Capital Management
                                           Incorporated
 Invesco Small Cap Growth Portfolio        Brighthouse Investment Advisers, LLC
                                           Subadviser: Invesco Advisers, Inc.
 MFS(R) Research International Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Morgan Stanley Mid Cap Growth             Brighthouse Investment Advisers, LLC
 Portfolio                                 Subadviser: Morgan Stanley Investment
                                           Management Inc.
 PIMCO Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                           Subadviser: Pacific Investment Management
                                           Company LLC
 T. Rowe Price Large Cap Value Portfolio   Brighthouse Investment Advisers, LLC
                                           Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST II
 (FORMERLY METROPOLITAN SERIES
 FUND)  -- CLASS A

 BlackRock Bond Income Portfolio           Brighthouse Investment Advisers, LLC
                                           Subadviser: BlackRock Advisors, LLC

                     FUND                                    INVESTMENT OBJECTIVE
--------------------------------------------- -------------------------------------------------
 BlackRock Capital Appreciation Portfolio     Seeks long-term growth of capital.
 BlackRock Large Cap Value Portfolio          Seeks long-term growth of capital.
 Brighthouse/Artisan Mid Cap Value            Seeks long-term capital growth.
 Portfolio (formerly Met/Artisan Mid Cap
 Value Portfolio)
 Brighthouse/Wellington Core Equity           Seeks to provide a growing stream of income
 Opportunities Portfolio (formerly Met/       over time and, secondarily, long-term capital
 Wellington Core Equity Opportunities         appreciation and current income.
 Portfolio)
 MetLife Aggregate Bond Index Portfolio       Seeks to track the performance of the
 (formerly Barclays Aggregate Bond Index      Bloomberg Barclays U.S. Aggregate Bond
 Portfolio)                                   Index.
 MetLife Mid Cap Stock Index Portfolio        Seeks to track the performance of the
                                              Standard & Poor's MidCap 400(R) Composite
                                              Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio         Seeks to track the performance of the MSCI
 (formerly MSCI EAFE(R) Index Portfolio)      EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio      Seeks to track the performance of the Russell
 (formerly Russell 2000(R) Index Portfolio)   2000(R) Index.
 MetLife Stock Index Portfolio                Seeks to track the performance of the
                                              Standard & Poor's 500(R) Composite Stock
                                              Price Index.
 MFS(R) Total Return Portfolio                Seeks a favorable total return through
                                              investment in a diversified portfolio.
 MFS(R) Value Portfolio                       Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio           Seeks high total return, consisting principally
                                              of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio     Seeks long-term growth of capital.
 T. Rowe Price Small Cap Growth Portfolio     Seeks long-term capital growth.
 Western Asset Management Strategic Bond      Seeks to maximize total return consistent
 Opportunities Portfolio                      with preservation of capital.
 DEUTSCHE VARIABLE
 SERIES I -- CLASS A

 Deutsche CROCI(R) International VIP          Seeks long-term growth of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Asset Manager Portfolio                      Seeks to obtain high total return with
                                              reduced risk over the long term by allocating
                                              its assets among stocks, bonds, and
                                              short-term instruments.
 Contrafund(R) Portfolio                      Seeks long-term capital appreciation.
 Government Money Market Portfolio            Seeks as high a level of current income as is
                                              consistent with preservation of capital and
                                              liquidity.
 Growth Portfolio                             Seeks to achieve capital appreciation.



                     FUND                             INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 BlackRock Capital Appreciation Portfolio     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Advisors, LLC
 BlackRock Large Cap Value Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Advisors, LLC
 Brighthouse/Artisan Mid Cap Value            Brighthouse Investment Advisers, LLC
 Portfolio (formerly Met/Artisan Mid Cap      Subadviser: Artisan Partners Limited
 Value Portfolio)                             Partnership
 Brighthouse/Wellington Core Equity           Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (formerly Met/       Subadviser: Wellington Management
 Wellington Core Equity Opportunities         Company LLP
 Portfolio)
 MetLife Aggregate Bond Index Portfolio       Brighthouse Investment Advisers, LLC
 (formerly Barclays Aggregate Bond Index      Subadviser: MetLife Investment Advisors,
 Portfolio)                                   LLC
 MetLife Mid Cap Stock Index Portfolio        Brighthouse Investment Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife MSCI EAFE(R) Index Portfolio         Brighthouse Investment Advisers, LLC
 (formerly MSCI EAFE(R) Index Portfolio)      Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife Russell 2000(R) Index Portfolio      Brighthouse Investment Advisers, LLC
 (formerly Russell 2000(R) Index Portfolio)   Subadviser: MetLife Investment Advisors,
                                              LLC
 MetLife Stock Index Portfolio                Brighthouse Investment Advisers, LLC
                                              Subadviser: MetLife Investment Advisors,
                                              LLC
 MFS(R) Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 MFS(R) Value Portfolio                       Brighthouse Investment Advisers, LLC
                                              Subadviser: Massachusetts Financial Services
                                              Company
 Neuberger Berman Genesis Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: Neuberger Berman Investment
                                              Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio     Brighthouse Investment Advisers, LLC
                                              Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio     Brighthouse Investment Advisers, LLC
                                              Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                      Subadviser: Western Asset Management
                                              Company
 DEUTSCHE VARIABLE
 SERIES I -- CLASS A

 Deutsche CROCI(R) International VIP          Deutsche Investment Management Americas
                                              Inc.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Asset Manager Portfolio                      Fidelity Management & Research Company
                                              Subadvisers: FMR Co., Inc.; Fidelity
                                              Investments Money Management, Inc.
 Contrafund(R) Portfolio                      Fidelity Management & Research Company
                                              Subadviser: FMR Co., Inc.
 Government Money Market Portfolio            Fidelity Management & Research Company
                                              Subadviser: Fidelity Investments Money
                                              Management, Inc.
 Growth Portfolio                             Fidelity Management & Research Company
                                              Subadviser: FMR Co., Inc.

                   FUND                                 INVESTMENT OBJECTIVE
----------------------------------------- ------------------------------------------------
 T. ROWE PRICE GOVERNMENT MONEY
 FUND, INC.

 T. Rowe Price Government Money Fund      Seeks preservation of capital, liquidity, and,
                                          consistent with these, the highest possible
                                          current income.
 T. ROWE PRICE GROWTH STOCK FUND,         Seeks long-term capital growth through
 INC.                                     investments in stock.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   Seeks long-term growth of capital through
                                          investments primarily in the common stocks
                                          of established, non-U.S. companies.
 THE ALGER PORTFOLIOS -- CLASS I-2

 Alger Small Cap Growth Portfolio         Seeks long-term capital appreciation.



                   FUND                           INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------------
 T. ROWE PRICE GOVERNMENT MONEY
 FUND, INC.

 T. Rowe Price Government Money Fund      T. Rowe Price Associates, Inc.
 T. ROWE PRICE GROWTH STOCK FUND,         T. Rowe Price Associates, Inc.
 INC.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   T. Rowe Price Associates, Inc.
                                          Subadviser: T. Rowe Price International Ltd
 THE ALGER PORTFOLIOS -- CLASS I-2

 Alger Small Cap Growth Portfolio         Fred Alger Management, Inc.

Effective on or about August 1, 2016, T. Rowe Price Prime Reserve Fund, Inc. (the trust) changed its name to T. Rowe Price Government Money Fund, Inc., and the name of its Fund, T. Rowe Price Prime Reserve Fund, Inc., changed to T. Rowe Price Government Money Fund.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in our role as an intermediary, with respect to the Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we receive is based on a percentage of assets of the Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Funds. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Fund Fees and Expenses" for information on the management fees paid by the Funds and the Statements of Additional Information for the Funds for information on the management fees paid by the adviser to the subadvisers.)


DISTRIBUTOR


Effective March 6, 2017, BLIC entered into a new Principal Underwriting and Distribution Agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the Contracts. Previously, the distributor of the Contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority.

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


DESCRIPTION OF THE CONTRACTS


TRANSFERS


We have modified the fourth paragraph in the RESTRICTIONS ON FREQUENT TRANSFERS subsection in TRANSFERS to read as follows:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios or other identified Funds under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


We have also modified the RESTRICTIONS ON LARGE TRANSFERS subsection in TRANSFERS to read as follows:


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from the Funds except where the portfolio manager of a particular Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


ANNUITY BENEFITS

With respect to the Flexible Value Variable Annuity and SecurAnnuity Variable Annuity contracts, we have modified the second paragraph in the ELECTION OF ANNUITY DATE subsection in ELECTION OF ANNUITY DATE AND FORM OF ANNUITY to read as follows:


You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date, unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


With respect to the Ultimate Annuity Variable Annuity contract, we have modified the second paragraph in ELECTION OF ANNUITY DATE AND FORM OF ANNUITY to read as follows:


To the extent not prohibited by the Plan, an optional Annuity Date may be elected which date may be the first day of any month prior to the Normal Annuity Date, unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date. The election must be made at least 31 days before the optional Annuity Date.

ADDITIONAL INFORMATION


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.

APPENDIX B

FUNDS AVAILABLE WITH YOUR CONTRACT




If you purchased the FLEXIBLE VALUE ANNUITY, the following portfolios are available:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) -- CLASS A

     Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value
         Portfolio)

     Invesco Small Cap Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)  -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Large Cap Value Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio (formerly Met/Artisan Mid Cap
         Value Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
         Met/Wellington Core Equity Opportunities Portfolio)

     MetLife Aggregate Bond Index Portfolio (formerly Barclays Aggregate Bond
         Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio (formerly MSCI EAFE(R) Index
         Portfolio)

     MetLife Russell 2000(R) Index Portfolio (formerly Russell 2000(R) Index
         Portfolio)

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



DEUTSCHE VARIABLE SERIES I -- CLASS A

     Deutsche CROCI(R) International VIP



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Asset Manager Portfolio

     Contrafund(R) Portfolio


     Government Money Market Portfolio

     Growth Portfolio



THE ALGER PORTFOLIOS -- CLASS I-2

     Alger Small Cap Growth Portfolio

--------------------------------------------------------------------------------

If you purchased the SECUR ANNUITY, the following portfolios are available:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) -- CLASS A

     Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value
         Portfolio)

     Invesco Small Cap Growth Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)  -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Large Cap Value Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio (formerly Met/Artisan Mid Cap
         Value Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
         Met/Wellington Core Equity Opportunities Portfolio)

     MetLife Aggregate Bond Index Portfolio (formerly Barclays Aggregate Bond
         Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio (formerly MSCI EAFE(R) Index
         Portfolio)

     MetLife Russell 2000(R) Index Portfolio (formerly Russell 2000(R) Index
         Portfolio)

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio

T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

     T. Rowe Price Government Money Fund



T. ROWE PRICE GROWTH STOCK FUND, INC.


T. ROWE PRICE INTERNATIONAL FUNDS, INC.

     T. Rowe Price International Stock Fund

--------------------------------------------------------------------------------

If you purchased the ULTIMATE ANNUITY, the following portfolios are available:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I (FORMERLY MET INVESTORS SERIES TRUST) -- CLASS A

     Brighthouse Small Cap Value Portfolio (formerly MetLife Small Cap Value
         Portfolio)

     Invesco Small Cap Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II (FORMERLY METROPOLITAN SERIES FUND)  -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     BlackRock Large Cap Value Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio (formerly Met/Artisan Mid Cap
         Value Portfolio)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (formerly
         Met/Wellington Core Equity Opportunities Portfolio)

     MetLife Aggregate Bond Index Portfolio (formerly Barclays Aggregate Bond
         Index Portfolio)

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio (formerly MSCI EAFE(R) Index
         Portfolio)

     MetLife Russell 2000(R) Index Portfolio (formerly Russell 2000(R) Index
         Portfolio)

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio


DEUTSCHE VARIABLE SERIES I -- CLASS A

     Deutsche CROCI(R) International VIP



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Asset Manager Portfolio

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio



THE ALGER PORTFOLIOS -- CLASS I-2

     Alger Small Cap Growth Portfolio


                                       10